Employee Benefits and Private Pension Plan - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Employee	Dec. 31, 2021 BRL (R$) Employee	Dec. 31, 2020 BRL (R$)
Disclosure of defined benefit plans [line items]
Maximum matching contribution percentage	11.00%
Defined contribution pension plan fund | R$	R$ 18,204	R$ 19,831
Contribution to Ultraprev | R$	R$ 16,368	R$ 16,120	R$ 17,186
Number of active participating employees	4,097	4,381
Number of retired participating employees	286	387
Number of former employees receiving benefits	23
Demographic assumption percentage of reasonably possible decrease in mortality table for other benefits	10.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Monthly accumulated fund percentage	0.30%
Fixed monthly accumulated fund period	5 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Monthly accumulated fund percentage	1.00%
Fixed monthly accumulated fund period	35 years
Average period	89 months